NOTE 17: EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Share capital
Issuance	Note	Number of Common Shares	Total Consideration	Warrant Liability	Share Capital
Balance, December 31, 2016		16,100,000			$248,500
January 2017 rights offering	(xxxiii)	32,237,225	$302,244	$—	302,244
Balance, December 31, 2017		48,337,225			550,744
RTO Issuance	(xxii)	2,544,075	614,415	—	614,415
April 23, 2018 Rights offering	(xxv)	8,443,473	2,020,357	—	2,020,357
October 23, 2018 private placement	(xxix)	312,903	84,248	12,310	71,938
Conversion of convertible debt	(xxiii)	11,373,368	2,312,444	1,306,894	1,005,550
Conversion of convertible debt	(xxxii)	422,678	18,990	14,177	4,813
Conversion of promissory notes payable	(xxiv)	268,817	50,000	30,822	19,178
Conversion of notes payable	(xxviii)	517,132	190,334	52,433	137,901
Shares issued for marketing services agreement	(xxvi)	2,000,000	477,180	287,961	189,219
Shares issued for services	(xxx)	423,076	92,856	—	92,856
Shares issued to former CEO	(xxvii)	2,000,000	477,180	—	477,180
Restructuring	(xxxi)	1,204,851	216,873	—	216,873
Balance, December 31, 2018		77,847,598			5,401,024
Share issued for Sun Valley acquisition	(vi)	22,409,425	2,143,566	—	2,143,566
Share issued for cash	(v)(vii)(xiv)	24,452,500	1,829,866	1,773,993	55,873
Share issued for conversion of notes payable	(v)	2,500,000	184,291	177,037	7,254
Shares issued for convertible debentures	(xiii)(xvii) (xviii)(xix) (xx)(xxi)	3,991,524	189,735	133,738	55,997
Shares issued for compensation	(x)(xi)	7,400,000	304,721	—	304,721
Shares issued for services	(vi)	1,500,000	257,041	—	257,041
Shares issued for settlement of accounts payable	(xv)(xvi)	1,686,861	208,153		208,153
Shares cancelled	(i)(ii)(xii)	(4,657,553)	—	—	(669,236)
Shares cancelled and to be reissued	(ii)	—	(15,239)	—	(15,239)
Shares issued for exercise of warrants	(iv)	431,075	42,440	(18,847)	61,287
Shares issued to agents	(vii)(ix)	136,000	20,255	—	20,255
Share issue costs		—	—	—	(3,386)
Balance, December 31, 2019		137,697,430			7,827,310

Share option transactions
	Number of share options	Weighted average exercise price ($C)
Outstanding, December 31, 2017	3,300,000	0.10
Granted	4,300,000	0.37
Outstanding, December 31, 2018	7,600,000	0.25
Cancelled	(4,850,000)	0.27
Granted	7,700,000	0.14
Outstanding, December 31, 2019	10,450,000	0.16
Exercisable, December 31, 2019	9,839,573	0.16

Share options outstanding and exercisable
Number of options outstanding	Weighted average exercise price (C$)	Weighted average life of options (years)	Number of options exercisable	Weighted average exercise price (C$)	Weighted average life of options (years)
0.10	1,400,000	0.10	2.01	1,133,333	0.10	1.98
0.14	7,700,000	0.14	4.28	7,400,000	0.14	4.46
0.26	450,000	0.26	3.80	406,240	0.26	3.80
900,000	0.38	3.40	900,000	0.38	3.40
	10,450,000	0.16	3.88	9,839,573	0.16	4.04

Disclosure of detailed information about share options assumptions
	Years ended December 31,
	2019	2018	2017
Risk-free interest rate	1.34%	2.19%-2.37%	0.76%
Expected life	3-5 years	5 years	5 years
Expected volatility	100.0%	100.0%	100.0%
Forfeiture rate	0.0%	0.0%	0.0%
Dividend rate	0.0%	0.0%	0.0%

Disclosure of detailed information about share purchase warrants
	Number of agent share purchase warrants	Weighted average exercise price
Outstanding, December 31, 2017	—	—
Granted (1)	627,378	$0.31
Outstanding, December 31, 2018	627,378	$0.31
Granted (2)(3)(4)	877,440	$0.16
Outstanding, December 31, 2019	1,504,818	$0.24
Exercisable, December 31, 2019	1,504,818	$0.24

Disclosure of detailed information about fair value of share purchase warrants
	Years ended December 31,
	2019	2018	2017
Risk-free interest rate	1.56-1.67%	1.87%	—
Expected life	2 years	2 years	—
Expected volatility	100.0%	100.0%	—
Forfeiture rate	0.0%	0.0%	—
Dividend rate	0.0%	0.0%	—